Consolidated Statements of Shareholders' Equity (Deficiency) - USD ($)	Reclass of Conversion Option [Member] Additional Paid-in Capital [Member]	Reclass of Conversion Option [Member]	Reclass of Warrant Liabilities [Member] Additional Paid-in Capital [Member]	Reclass of Warrant Liabilities [Member]	Special Voting Shares [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Nov. 30, 2012					$ 6,128,697	$ 22,428,120	$ (240,010)	$ (30,084,684)	$ (1,767,877)
Balance (in Shares) at Nov. 30, 2012					17,906,937
Issuance of common shares (Note 10) (in Shares)					3,315,000
Issuance of common shares (Note 10)					$ 5,460,892				5,460,892
Share issuance cost and cost adjustments					(857,278)				(857,278)
Stock options to employees						1,017,908			1,017,908
Stock options to non-management board members (Note 11)						135,974			135,974
DSU's to non-management board members						39,547			39,547
Shares issued for options exercised					$ 8,459	(2,494)			$ 5,965
Shares issued for options exercised, shares (in Shares)					3,500				3,500
Issuance of shares on exercise of warrants					$ 980,382				$ 980,382
Issuance of shares on exercise of warrants, shares (in Shares)					205,175
Other comprehensive gain (net of tax - $Nil)							524,431		524,431
Net loss								(11,495,017)	(11,495,017)
Cancellation on shares exchanged (in Shares)					(1)
Net Period Change in Consolidated statements of operations and comprehensive loss					$ 5,592,455	1,190,935	524,431	(11,495,017)	(4,187,196)
Net Period Change in Consolidated statements of operations and comprehensive loss, shares (in Shares)					3,523,674
Balance at Nov. 30, 2013					$ 11,721,152	23,619,055	284,421	(41,579,701)	(5,955,073)
Balance (in Shares) at Nov. 30, 2013					21,430,611
Share issuance cost and cost adjustments					$ (811,887)				(811,887)
Stock options to employees						1,748,607			1,748,607
Reclass	$ 728,950	$ 728,950	$ 5,438,022	$ 5,438,022					510,216
DSU's to non-management board members						20,807			20,807
Shares issued for options exercised					$ 168,693	(51,709)			$ 116,984
Shares issued for options exercised, shares (in Shares)					48,000				48,000
Proceeds from at-the-market financing (Note 10)					$ 6,571,673				$ 6,571,673
Proceeds from at-the-market financing (Note 10) (in Shares)					1,689,500
Issuance of shares on exercise of warrants					$ 1,291,436	(510,216)			781,220
Issuance of shares on exercise of warrants, shares (in Shares)					288,500
Adjustment of conversion option in convertible debenture (Note 7)						126,414			126,414
Net loss								(3,856,353)	(3,856,353)
Net Period Change in Consolidated statements of operations and comprehensive loss					$ 7,219,915	7,500,875		(3,856,353)	10,864,437
Net Period Change in Consolidated statements of operations and comprehensive loss, shares (in Shares)					2,026,000
Balance at Nov. 30, 2014					$ 18,941,067	31,119,930	284,421	(45,436,054)	4,909,364
Balance (in Shares) at Nov. 30, 2014					23,456,611
Share issuance cost and cost adjustments					$ (78,166)				(78,166)
Stock options to employees						417,818			417,818
Reclass									464,804
DSU's to non-management board members						29,056			29,056
Shares issued for options exercised					$ 300,869	(132,907)			$ 167,962
Shares issued for options exercised, shares (in Shares)					91,000				91,000
Proceeds from at-the-market financing (Note 10)					$ 1,290,168				$ 1,290,168
Proceeds from at-the-market financing (Note 10) (in Shares)					471,439
Issuance of shares on exercise of warrants					$ 1,027,304	(464,804)			562,500
Issuance of shares on exercise of warrants, shares (in Shares)					225,000
Net loss								(7,436,388)	(7,436,388)
Net Period Change in Consolidated statements of operations and comprehensive loss					$ 2,540,175	(150,837)		(7,436,388)	(5,047,050)
Net Period Change in Consolidated statements of operations and comprehensive loss, shares (in Shares)					787,439
Balance at Nov. 30, 2015					$ 21,481,242	$ 30,969,093	$ 284,421	$ (52,872,442)	$ (137,686)
Balance (in Shares) at Nov. 30, 2015					24,244,050